Allowance for Credit Losses - Schedule Of Credit Losses Related To Accrued Interest Receivables and Written Off (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Interest Receivables And Written Off Status [Line Items]
Total	$ 88,963	$ 70,332
Other Commercial [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivable	14,562	10,904
Residential Real Estate [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivable	20,718	16,117
Owner-Occupied [Member] | Commercial Real Estate [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivable	4,751	4,855
Nonowner-Occupied [Member] | Commercial Real Estate [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivable	27,507	19,801
Construction [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivable	18,504	15,195
Bankcard [Member] | Consumer [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivable	0	0
Other Consumer [Member] | Consumer [Member]
Accrued Interest Receivables And Written Off Status [Line Items]
Accrued Interest Receivable	$ 2,921	$ 3,460